Contingent considerations - earn out - Fair value measurement (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 14, 2021 EUR (€)
First Initial Earn Out Milestone Payment | Future first contingent milestone
Contingent considerations - earn out
First Earnout Milestone To Be Paid	€ 10,000
First Initial Earn Out Milestone Payment, First Tranche
Contingent considerations - earn out
Earning milestone payment	3,000
First initial earn out new payment milestone
Contingent considerations - earn out
Contingent liability	3,000
First initial earn out new milestone payment, second tranche
Contingent considerations - earn out
Contingent liability	€ 7,000
Contingent considerations - earn out | First Initial Earn Out Milestone Payment
Contingent considerations - earn out
Achievement of milestone	100.00%
Contingent considerations - earn out | WACC
Contingent considerations - earn out
Percentage of possible increase in unobservable inputs	1.00%
Increase (Decrease) in fair value due to possible increase in unobservable input of liabilities	€ (139)	€ (39)	€ (54)
Contingent considerations - earn out | Likelihood Of achieving first milestone
Contingent considerations - earn out
Percentage of possible increase in unobservable inputs	10.00%
Increase (Decrease) in fair value due to possible increase in unobservable input of liabilities		962	925
Contingent considerations - earn out | Timing for reaching different earn out liabilities
Contingent considerations - earn out
Duration Of Reasonably Possible Increase In Unobservable Input Liabilities	1 year
Increase (decrease) in fair value due to possible increase in timing of different earn-out milestones	€ (925)	(1,262)	€ (1,081)
Contingent considerations - earn out | Discounted cash flow
Contingent considerations - earn out
Probability weighted average of different scenarios	€ 13,170	€ 8,800
Contingent considerations - earn out | Discounted cash flow | WACC
Contingent considerations - earn out
Unobservable input of liabilities	0.165	0.166
Fair value | Contingent considerations - earn out
Contingent considerations - earn out
Contingent consideration				€ 3,950
Fair value | Contingent considerations - earn out | Discounted cash flow
Contingent considerations - earn out
Contingent consideration	€ (9,736)	€ 7,879
of which current	(6,526)
of which non-current	€ (3,210)